SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 4,243,432	$ 4,431,818	$ 5,165,791
Compliance fees	193,250	152,826	432,874
Impairment of accounts receivable	216,238
Contract Work	772,003	441,798	300,975
Other	878,956	371,519	556,358
Office and Miscellaneous Expenses	$ 6,303,879	$ 5,397,961	$ 6,455,998